Prepaid gold interests (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Schedule of prepaid gold interests

As at	June 30, 2025	December 31, 2024
Auramet	$49,163	$46,082
Steppe Gold	2,570	3,457
Total prepaid gold interests	51,733	49,539
Current portion	14,915	14,252
Non-Current portion	$36,818	$35,287